Income Taxes (Reconciliation Of The Combined Canadian Federal And Provincial Income Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Effective Tax Rate [Line Items]
Domestic loss	$ (4,397)	$ 5,623
Foreign loss	(766)	(938)
Loss before income taxes	(5,163)	4,685
Expected statutory rate (recovery)	26.50%	28.25%
Expected provision for (recovery of) income tax	(1,368)	1,324
Permanent differences	489	(2,209)
Change in valuation allowance	2,467	(589)
Non-refundable investment tax credits	0	157
Effect of foreign exchange rate differences	(245)	(204)
Effect of change in future enacted tax rates	(1,378)	(77)
Effect of tax rate changes and other	36	1,599
Provision for income taxes	$ 0	$ 0